S000054634 [Member] Expense Example, No Redemption - NexPoint Merger Arbitrage Fund - Class C	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 270
Expense Example, No Redemption, 3 Years	862
Expense Example, No Redemption, 5 Years	1,480
Expense Example, No Redemption, 10 Years	$ 3,145